Financial Assets and Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 249,453
Proceeds from loans	378,428
Principal paid on lease liabilities	(2,406)
Interest paid on lease liabilities	(963)
Repayments of loans	(367,681)
Interest and bank fees paid	(11,105)
Total changes from financing cash flows	(3,727)
The effect of changes in foreign exchange rates	181
Change in fair value of derivative warrant liabilities	(1,239)
New leases	1,471
Interest and bank fees expenses	10,592
Other	15
Total liability-related other changes	10,839
Ending Balance	256,746
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	207,357
Proceeds from loans	378,428
Repayments of loans	(367,681)
Interest and bank fees paid	(11,105)
Total changes from financing cash flows	(358)
The effect of changes in foreign exchange rates	54
Interest and bank fees expenses	9,629
Total liability-related other changes	9,629
Ending Balance	216,682
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,119
The effect of changes in foreign exchange rates	97
Change in fair value of derivative warrant liabilities	(1,239)
Total liability-related other changes	(1,239)
Ending Balance	1,977
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	38,977
Principal paid on lease liabilities	(2,406)
Interest paid on lease liabilities	(963)
Total changes from financing cash flows	(3,369)
The effect of changes in foreign exchange rates	30
New leases	1,471
Interest and bank fees expenses	963
Other	15
Total liability-related other changes	2,449
Ending Balance	€ 38,087